As filed with the Securities and Exchange Commission on September 18, 2014

Securities Act File No. 33-40771

Investment Company Act File No. 811-05502

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

COMSTOCK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Comstock Funds, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, COMSTOCK FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 39 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 18th day of September, 2014.

COMSTOCK FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Henry G. Van der Eb* Henry G. Van der Eb	Chairman of the Board and Director	September 18, 2014

/s/ Bruce N. Alpert	Executive Vice President	September 18, 2014
Bruce N. Alpert	and Secretary

/s/ Agnes Mullady	Treasurer and Principal	September 18, 2014
Agnes Mullady	Financial Officer

Charles L. Minter*	Director	September 18, 2014
Charles L. Minter

M. Bruce Adelberg*	Director	September 18, 2014
M. Bruce Adelberg

Anthony S. Colavita*	Director	September 18, 2014
Anthony S. Colavita

Vincent D. Enright*	Director	September 18, 2014
Vincent D. Enright

Anthony R. Pustorino*	Director	September 18, 2014
Anthony R. Pustorino

Werner J. Roeder*	Director	September 18, 2014
Werner J. Roeder

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase